VARIABLE INTEREST ENTITY (VIEs) VARIABLE INTEREST ENTITY (VIEs) - Summary of Payment Obligations Under the Bareboat Charter (Details) - Variable Interest Entity, Primary Beneficiary $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Golar Eskimo | Eskimo SPV Agreement
Variable Interest Entity [Line Items]
2017	$ 22,963
2018	22,437
2019	21,859
2020	21,330
2021	20,755
After 2021	74,463
Golar Tundra [Member] | CMBL Lessor Agreement
Variable Interest Entity [Line Items]
2017	20,910
2018	20,446
2019	19,934
2020	19,466
2021	18,953
After 2021	$ 68,097
London Interbank Offered Rate (LIBOR) [Member] | Golar Eskimo | Eskimo SPV Agreement
Variable Interest Entity [Line Items]
Sale Leaseback Transaction, Basis Spread on Variable Rate	0.39%
London Interbank Offered Rate (LIBOR) [Member] | Golar Tundra [Member] | CMBL Lessor Agreement
Variable Interest Entity [Line Items]
Sale Leaseback Transaction, Basis Spread on Variable Rate	0.39%